Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              03/31/2001

Check here if Amendment            [   ]   ;      Amendment Number:    [   ]
       This Amendment (Check only one.):      [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       05/11/2001
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           14

Form 13F Information Table Value Total:                       209,068
                                                            [thousands]

List of Other Included Managers:               None


FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CMS CMS Energy      COM   125896100        2959       100000SH          SOLE              100,000        0        0
DTE DTE Energy      COM   233331107        6388       160500SH          SOLE              160,500        0        0
DUK DUKE            COM   264399106       10685       250000SH          SOLE              250,000        0        0
DYN DYNERGY         COM   26816Q101        5101       100000SH          SOLE              100,000        0        0
EIX Edison Internat COM   281020107       29830      2360000SH          SOLE            2,360,000        0        0
FPL Florida P&L     COM   341109106        9195       150000SH          SOLE              150,000        0        0
GPU Gen Public Util COM   36225X100        8123       250000SH          SOLE              250,000        0        0
NU  Northeast Util  COM   664397106       63263      3640000SH          SOLE            3,640,000        0        0
PCG PACIFIC GAS     COM   69331C108       32059      2575000SH          SOLE            2,575,000        0        0
PEG PUBLIC SVCS ENT COM   744573106       11006       255000SH          SOLE              255,000        0        0
PNW PINNICLE WEST   COM   723484101        4358        95000SH          SOLE               95,000        0        0
PNM Public SVCS NM  COM   744499104        4352       150000SH          SOLE              150,000        0        0
TXU TEXAS UTILITY   COM   873168108       17974       435000SH          SOLE              435,000        0        0
WEC WISCONSIN ELEC  COM   976657106        3777       175000SH          SOLE              175,000        0        0

Grand Total                              209068
